EXHIBIT 99.1

Sequoia Mortgage Trust 2018-CH4

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
Sequoia Mortgage Trust 2018-CH4 [No CIK or SEC File Number because this was a private transaction.]		Axos Bank	4	$3,505,320.36	0.97%	1	$1,105,039.14	0.30%	0	$0.00	0.00%

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
0	-	-	1	$1,105,039.14	0.30%	0	-	-	0	-	-